SHARE CAPITAL	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
SHARE CAPITAL [Text Block]

10.      SHARE CAPITAL

(a)        Authorized

Unlimited common shares without par value.

(b)        Issued and outstanding

At August 31, 2018, the Company had 291,034,110 shares outstanding.

Fiscal 2018

On May 11, 2018 the Company announced a private placement offering of 15,090,999 units at a price of US$0.15 per unit for gross proceeds of $2.3 million. Each unit consisted of one common share and one common share purchase warrant, with each common share purchase warrant allowing the holder to purchase a further common share at a price of US$0.17. The private placement was contingent on the closure of the public offering that closed May 15, 2018 outlined below. See note 11 for valuation of the warrants.

On May 15, 2018 the Company announced it had closed a public offering of 117,453,862 units at a price of US$0.15 per unit for gross proceeds for $17.6 million. Each unit consisted of one common share and one common share purchase warrant, with each common share purchase warrant allowing the holder to purchase a further common share at a price of US$0.17. See note 11 for valuation of the warrants. Total unit issuance costs of $2.5 million were incurred for the private placement and public offering

On January 2, 2018 and July 3, 2018, the Company issued 2,440,629 and 7,579,243 respectively in settlement of $691.11 and $724,78 of bi-annual interest payable on $19.99 million of outstanding convertible notes. See Note 9 for further details.

Fiscal 2017

On September 19, 2016, both Sprott and LMM were each issued 801,314 shares with a fair value of $2.0 million each based on the five-day volume weighted average price on the TSX of C$3.66 per share (less a ten percent discount), converted to US dollars as consideration for the September 30, 2016 amendment to the outstanding working capital facilities.

On October 12, 2016, upon drawdown of an additional $5 million from the Amended and Restated Sprott Facility, Sprott was issued 113,963 shares with a value of $250 as a drawdown fee.

On November 1, 2016, the Company announced the closing of an offering of 22,230,000 common shares at a price of $1.80 per share resulting in gross proceeds of $40.0 million. Net proceeds to the Company after fees, commissions and costs were approximately $36.9 million.

On January 13, 2017, Sprott was issued 275,202 shares and Liberty was issued 293,616 shares with a value of $878,440 based on the ten-day volume weighted average price on the TSX of C$2.253 per share (less a ten percent discount), as consideration for the January 13, 2017 amendment to the outstanding working capital facilities.

On January 31, 2017, the Company announced the closing of an offering of 19,693,750 common shares at a price of $1.46 per share resulting in gross proceeds of $28.8 million. Net proceeds to the Company after fees, commissions and costs were approximately $26.3 million.

On April 18, 2017, the Company announced the closing of an offering of 15,390,000 common shares at a price of $1.30 per share resulting in gross proceeds of $20.0 million. Net proceeds to the Company after fees, commissions and costs were approximately $18.3 million.

On July 25, 2017, the Company issued 13,190 shares upon the conversion of $10 of the Convertible Notes. See Note 9 for further details.

(c)        Incentive stock options

The Company has entered into Incentive Stock Option Agreements (“ Agreements ”) under the terms of its stock option plan with directors, officers, consultants and employees. Under the terms of the Agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant. Certain stock options of the Company are subject to vesting provisions, while others vest immediately. All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company’s outstanding stock options:

		Average Exercise
	Number of Shares	Price
Options outstanding at August 31, 2016	2,977,275	C$ 7.31
Granted	2,305,000	2.00
Forfeited	(900,000)	6.46
Options outstanding at August 31, 2017	4,382,275	C$ 4.65
Forfeited	(1,296,775)	4.15
Options outstanding at August 31, 2018	3,085,500	C$ 4.52

Number	Number		Average Remaining
Outstanding at	Exercisable at		Contractual Life
August 31, 2018	August 31, 2018	Exercise Price	(Years)
2,024,500	1,888,375	C$ 2.00	3.05
598,000	598,000	6.50	1.46
463,000	463,00	13.00	0.37
3,085,500	2,949,375		2.25

During the year ended August 31, 2018 the Company did not grant any options. Stock based compensation of $80 ($3 capitalized to mineral properties and $77 expensed), was incurred during the year relating to options that vested during the year but were granted in a previous year.

During the year ended August 31, 2017 the Company granted 2,305,000 stock options. These stock options vested immediately. The Company recorded $1,867 ($723 capitalized to property plant and equipment and mineral properties and $1,144 expensed).